Long-term royalty payable - Minimum Repayments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Minimum repayments including interest for royalties payable
2018	$ 8,993
2019	6,217
2020	8,313
2021	27,884
Long-term debt	54,422
Royalty agreement
Minimum repayments including interest for royalties payable
2018	2,390
2019	4,682
2020	6,240
2021	7,572
2022	6,240
2023 and thereafter	7,920
Long-term debt	$ 35,044